Employee Costs - Additional Information (Detail) - Employee	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Board of Directors [member] | Maximum [Member]
Disclosure of employee compensation costs [line items]
Number of persons	7	7	7
Board of Directors [member] | Minimum [Member]
Disclosure of employee compensation costs [line items]
Number of persons	6	6	6
Executive Board [member]
Disclosure of employee compensation costs [line items]
Number of persons	4	4
Executive Board [member] | Maximum [Member]
Disclosure of employee compensation costs [line items]
Number of persons			4
Executive Board [member] | Minimum [Member]
Disclosure of employee compensation costs [line items]
Number of persons			2